Selected Income Statement Data (Tables)	12 Months Ended
Dec. 31, 2015
Selected Income Statement Data [Abstract]
Selected Selling, General and Administrative Expenses Data
	Year Ended December 31,
	2015	2014	2013
	U.S. Dollars
Selling (1)	16,208	14,337	13,906
General and administrative	7,379	7,080	8,456

	23,587	21,417	22,362

(1) Including shipping and handling costs	1,014	879	652

Selected Financial Income (Expenses) Data
	Year Ended December 31,
	2015	2014	2013
	U.S. Dollars
Interest and commission expense	(461)	(6)	(181)
Interest income	88	77	90
Re-evaluation of contingent consideration	(101)	(258)	(858)
Re-evaluation expense on liabilities to the OCS	(437)	(370)	(504)
Other, net (*)	(966)	(663)	(285)

	(1,877)	(1,220)	(1,738)

(*)	Other, net includes foreign currency income (expense) resulting from transactions not denominated in U.S. Dollars amounting to $(786), $(546), and $(188) in 2015, 2014 and 2013, respectively.